INVENTORIES, NET - Schedule of Inventory (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 30,442		$ 35,327
Work-in-process	2,983		1,364
Finished goods	704		434
Total inventories	34,129		$ 37,125
Write-down in cost of sales	$ 3,300	$ 400